Shareholders' Equity (Details) - USD ($)	1 Months Ended						3 Months Ended						12 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jul. 31, 2019	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) [Line Items]
issuance costs (in Dollars)									$ 72,096
Issuance of common stock shares															790,000
Professional fees (in Dollars)															$ 395,000
Issuance of common stock shares										10,000,000
Transaction shares										6,903,172
Agreements shares										2,500,000
Share exchange for services										633,125
Common stock shares							50,700,000	798,414
Raising capital								633,707
Interest rate								92,127
Common stock in exchange for services							1,570,501
Common stock in exchange for extinguishment of debt.							24,621,119
Fair value of RSU’s vested (in Dollars)													$ 2,851,102	$ 309,790
Unrecognized Stock Based Compensation (in Dollars)													78,676	600,241
Stock-based compensation expense (in Dollars)													$ 968,205	$ 555,532
Shares issued							5,000,000					3,500,000	5,000,000	3,500,000
Total fair value (in Dollars)													$ 968,205	$ 555,532
Warrants shares							73,950,000						73,950,000
Exercise price (in Dollars per share)													$ 0.4
Additional paid in capital (in Dollars)							$ 41,916,207					$ 19,138,947	$ 41,916,207	19,138,947
March 31, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													15,000,000
April 30, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													9,500,000
September 17, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													1,000,000
October 15, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													7,750,000
October 26, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													9,510,000
November 2, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													190,000
November 10, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													27,060,000
November 15, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													1,940,000
November 17, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire													750,000
Employees [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation consisted of equity awards granted and vested (in Dollars)													$ 1,272,779
Stock Option Awards [Member]
Shareholders' Equity (Details) [Line Items]
Additional paid in capital (in Dollars)							$ 1,867,960						1,867,960
Executive [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares				1,175,549	400,000
Board [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares	757,895				200,000
Shareholders [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares			15,050,000
Shares of common stock cancelled			15,050,000
Employees [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares		10,000
Shareholder [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares		300,000
Shares of common stock cancelled		300,000
Raise capital [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares	60,000										1,491,819	3,535,665
RSU’s [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation expense (in Dollars)													1,685,066	$ 734,752
Director [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation consisted of equity awards granted and vested (in Dollars)													347,275
Consultants [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation consisted of equity awards granted and vested (in Dollars)													$ 65,012
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares									14,325,005
Gross proceeds (in Dollars)									$ 7,162,503
Price per share (in Dollars per share)									$ 0.5
Issuance of common stock shares						13,553,233							10,000,000
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued							2,500,000					4,525,898	2,500,000	4,525,898
Exercise price (in Dollars per share)													$ 0.25	$ 0.3
Additional paid in capital (in Dollars)							$ 266,383						$ 266,383